Classification of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Classification of Financial Assets
(1)	Classification of financial assets as of December 31, 2023 and 2024 are as follows:

		2023
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	4,342,887	—	4,342,887
Current financial assets
Current financial assets at fair value through profit or loss		2,054,021	—	—	—	2,054,021
Current financial assets at amortized costs		—	—	28,905	—	28,905
Current derivative assets		227,434	—	—	80,298	307,732
Other financial assets		—	—	716,739	—	716,739
Trade and other receivables		—	—	11,985,735	—	11,985,735

		2,281,455	—	17,074,266	80,298	19,436,019

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		657,264	—	—	—	657,264
Non-current financial assets at fair value through other comprehensive income		—	502,443	—	—	502,443
Non-current financial assets at amortized costs		—	—	9,938	—	9,938
Non-current derivative assets		503,514	—	—	189,148	692,662
Other financial assets		—	—	1,683,907	—	1,683,907
Trade and other receivables		—	—	2,193,587	—	2,193,587

		1,160,778	502,443	3,887,432	189,148	5,739,801

	￦	3,442,233	502,443	20,961,698	269,446	25,175,820

		2024
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	2,382,979	—	2,382,979
Current financial assets
Current financial assets at fair value through profit or loss		1,456,895	—	—	—	1,456,895
Current financial assets at amortized costs		—	—	20,418	—	20,418
Current derivative assets		396,477	—	—	364,077	760,554
Other financial assets		—	—	1,256,850	—	1,256,850
Trade and other receivables		—	—	12,216,216	—	12,216,216

		1,853,372	—	15,876,463	364,077	18,093,912

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		719,277	—	—	—	719,277
Non-current financial assets at fair value through other comprehensive income		—	674,850	—	—	674,850
Non-current financial assets at amortized costs		—	—	9,815	—	9,815
Non-current derivative assets		1,450,050	—	—	480,560	1,930,610
Other financial assets		—	—	1,611,438	—	1,611,438
Trade and other receivables		—	—	3,157,409	—	3,157,409

		2,169,327	674,850	4,778,662	480,560	8,103,399

	￦	4,022,699	674,850	20,655,125	844,637	26,197,311

Classification of Financial Liabilities
(2)	Classification of financial liabilities as of December 31, 2023 and 2024 are as follows:

		2023
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	16,446,821	—	16,446,821
Debt securities		—	24,674,526	—	24,674,526
Derivative liabilities		18,379	—	—	18,379
Trade and other payables		—	9,089,973	—	9,089,973

		18,379	50,211,320	—	50,229,699

Non-current liabilities
Borrowings		—	3,392,831	—	3,392,831
Debt securities		—	89,117,652	—	89,117,652
Derivative liabilities		410,291	—	23,564	433,855
Trade and other payables		—	4,981,957	—	4,981,957

		410,291	97,492,440	23,564	97,926,295

	￦	428,670	147,703,760	23,564	148,155,994

		2024
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	17,540,585	—	17,540,585
Debt securities		—	26,901,367	—	26,901,367
Derivative liabilities		23,914	—	—	23,914
Trade and other payables		—	9,411,315	—	9,411,315

		23,914	53,853,267	—	53,877,181

Non-current liabilities
Borrowings		—	3,118,796	—	3,118,796
Debt securities		—	84,972,652	—	84,972,652
Derivative liabilities		256,018	—	4,893	260,911
Trade and other payables		—	4,609,241	—	4,609,241

		256,018	92,700,689	4,893	92,961,600

	￦	279,932	146,553,956	4,893	146,838,781

Classification of Comprehensive Income (Loss) From Financial Instruments
(3)	Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2022, 2023 and 2024 are as follows:

			2022	2023	2024
			In millions of won
Cash and cash equivalents	Interest income	￦	51,872	100,205	102,505
	Gain (loss) on foreign currency transactions and translations		22,158	(2,073)	17,498
Financial assets at fair value through profit or loss	Interest income		58,540	65,470	54,385
	Dividends income		1,994	4,193	4,813
	Gain on valuation of derivatives		336,049	144,797	1,396,350
	Gain on transaction of derivatives		205,298	130,230	129,471
	Gain (loss) on valuation of financial assets		(37,230)	128,307	69,161
	Gain on disposal of financial assets		9,358	13,161	45,059
Financial assets at fair value through other comprehensive income	Dividends income		26,881	21,748	65,788
Financial assets at amortized cost	Interest income		1,308	2,929	2,859
	Gain (loss) on foreign currency transactions and translations		5,087	(1,774)	5,568
Loans	Interest income		33,545	44,029	45,511
	Gain on foreign currency transactions and translations		596	127	3,685
Trade and other receivables	Interest income		164,653	168,303	209,675
	Gain on foreign currency transactions and translations		1,019	27,363	121,193
Short-term financial instruments	Interest income		15,827	34,260	31,766
	Gain on foreign currency transactions and translations		3,513	—	—
Long-term financial instruments	Interest income		14,371	14,183	20,562
	Gain on foreign currency transactions and translations		1	—	3
Other financial assets	Interest income		637	241	262
Derivatives (applying hedge accounting)	Gain on valuation of derivatives (profit or loss)		149,888	76,814	410,088
	Gain (loss) on valuation of derivatives (equity, before tax)		(93,699)	(10,539)	21,443
	Gain on transaction of derivatives		54,422	19,604	14,801
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		(345,313)	961	52,515
	Gain (loss) on transaction of derivatives		(110,236)	(80,640)	146,417
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		2,142,220	3,636,887	3,805,062
	Loss on repayment of financial liabilities		(15)	—	—
	Interest expense of trade and other payables		204,078	200,440	191,918
	Interest expense of others		472,248	614,332	668,115
	Other finance income		927	4,971	8,882
	Other finance expenses		167	1,796	4,177
	Loss on foreign currency transactions and translations		(936,269)	(420,203)	(2,643,230)
Derivatives (applying hedge accounting)	Gain on valuation of derivatives (profit or loss)		83,594	11,627	244,758
	Gain (loss) on valuation of derivatives (equity, before tax)		28,647	2,021	(1,137)
	Gain on transaction of derivatives		75,201	20,465	11,968